Trade and other payables: amounts falling due within one year - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	£ 10,637	£ 10,826
Contingent consideration liabilities	57	73
Liabilities in respect of put option agreements with vendors	1	14
Fair value of derivatives	32	1
Other payables and accruals	2,329	2,409
Total	£ 13,056	£ 13,323